Parent company financial statement	12 Months Ended
Jun. 30, 2019
Parent company financial statement
Parent company financial statement

25    Parent company financial statement

The following condensed parent company financial information of Hailiang Education Group Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS

FOR THE YEARS ENDED JUNE 30, 2017, 2018 AND 2019

(Amounts in thousands)

	2017	2018	2019
	RMB	RMB	RMB
Cost of revenue	—	(2,299)	—

Gross loss	—	(2,299)	—
Administrative expenses	(4,148)	(9,124)	(8,176)

Operating loss	(4,148)	(11,423)	(8,176)

Net finance expenses	(8)	(17)	—

Loss before tax	(4,156)	(11,440)	(8,176)

Loss	(4,156)	(11,440)	(8,176)
Other comprehensive income/(loss)-foreign currency translation differences	2,643	(3,016)	4,086

Total comprehensive loss	(1,513)	(14,456)	(4,090)

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF FINANCIAL POSITION

AS OF JUNE 30, 2018 AND 2019

(Amounts in thousands)

	2018	2019
	RMB	RMB
Assets
Other receivables due from subsidiaries	20,330	24,994
Non-current assets	20,330	24,994
Other receivables due from related parties	86,997	79,265
Cash	526	390
Current assets	87,523	79,655
Total assets	107,853	104,649
Shareholders’ equity
Share capital	268	268
Share premium	134,583	134,583
Translation reserve	9,110	13,195
Accumulated losses	(37,503)	(45,679)
Total shareholders’ equity	106,458	102,367

Liabilities
Other payables due to third parties	1,393	2,280
Other payables due to related parties	2	2
Current liabilities	1,395	2,282
Total liabilities	1,395	2,282
Total shareholders’ equity and liabilities	107,853	104,649

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED JUNE 30, 2017, 2018 AND 2019

(Amounts in thousands)

	2017	2018	2019
	RMB	RMB	RMB
Cash flows from operating activities
Loss for the year	(4,156)	(11,440)	(8,176)
Adjustments for:
Change in other payables due to third parties	(1,851)	1,393	887
Change in other payables due to a related party	(651)	1	—
Change in other receivable due from subsidiaries	(347)	(152)	(4,664)
Change in other receivable due from related parties	—	3,623	(201)
Net cash used in operating activities	(7,005)	(6,575)	(12,154)
Cash flows from investing activities
A Loan made to a related party	(98,229)	—	—
Repayment of a loan from a related party	—	—	12,412
Net cash used in investing activities	(98,229)	—	12,412
Cash flows from financing activities
A Loan made from a related party	—	7,609	—
Net cash from financing activities	—	7,609	—
Net foreign exchange loss/(gain)	2,642	(3,016)	(394)
Net decrease in cash	(102,592)	(1,982)	(136)
Cash at the beginning of the year	105,100	2,508	526
Cash at end of the year	2,508	526	390
Non-cash transaction:
Net settlement of a loan made to a related party with a loan borrowed from a related party	—	(7,609)	—